UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Name and address of agent for service)

Registrant’s telephone number, including area code:  404-446-3370

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2009

% of
Net Assets	Description	Shares	Value

1.49%	COMMON STOCKS
0.31%	Apparel
	Christian Dior SA	100	$8,680
	Hermes International	50	7,515

			16,195

0.51%	Holding Companies
	LVMH Moet Hennessy Louis Vuitton SA	300	27,062

0.12%	Lodging
	Orient-Express Hotels Ltd., Class A	700	6,195

0.55%	Retail
	Bulgari SpA	500	3,084
	Compagnie Financiere Richemont SA	600	14,744
	PPR	100	11,144

			28,972

	Total Common Stocks
	(Cost $55,150)		78,424

99.26%	EXCHANGE TRADED/CLOSED-END FUNDS
3.77%	Asset Allocation Closed-End Funds
	Alpine Global Premier Properties Fund	4,400	23,672
	Chartwell Dividend & Income Fund, Inc. (a)	6,590	22,604
	Clough Global Allocation Fund (a)	2,500	33,850
	Clough Global Opportunities Fund	2,000	23,420
	Evergreen International Balanced Income Fund	2,000	26,680
	Gabelli Dividend & Income Trust (a)	1,200	13,416
	NFJ Dividend, Interest & Premium Strategy Fund (a)	4,350	54,941

			198,583

2.49%	Commodity Exchange Traded Fund
	iPath Dow Jones-UBS Commodity Index Total Return ETN (b)	1,300	49,751
	iShares S&P GSCI Commodity-Indexed Trust (b)	1,700	51,459
	PowerShares DB Agriculture Fund (b)	600	15,222
	ProShares Ultra DJ-AIG Commodity (b)	600	14,412

			130,844

38.54%	Equity Closed-End Funds
	Adams Express Co.	4,700	43,522
	BlackRock Health Sciences Trust	1,500	33,555
	Blue Chip Value Fund, Inc.	16,100	45,724
	Boulder Growth & Income Fund, Inc.	9,450	46,494
	Boulder Total Return Fund, Inc. (a)	6,550	70,281
	Clough Global Equity Fund	2,500	32,300
	Cohen & Steers Closed-End Opportunity Fund, Inc. (c)	23,445	260,239
	Cohen & Steers Dividend Majors Fund, Inc.	2,000	17,980
	First Opportunity Fund, Inc. (a)	10,250	55,760
	First Trust Enhanced Equity Income Fund (a)	6,600	63,030
	General American Investors Co., Inc. (a)	2,900	61,219
	H&Q Healthcare Investors (a)	1,550	17,732
	H&Q Life Sciences Investors (a)	1,700	15,521
	Japan Equity Fund, Inc. (a)	20,200	107,464
	Japan Smaller Capitalization Fund, Inc. (a)	7,900	62,410
	John Hancock Bank and Thrift Opportunity Fund (a)	4,575	59,658
	Liberty All-Star Equity Fund (a)	33,870	131,077
	Liberty All-Star Growth Fund, Inc. (a)	40,125	117,165
	Macquarie Global Infrastructure Total Return Fund, Inc. (a)	2,450	33,222
	Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (a)	3,350	35,443
	Madison Strategic Sector Premium Fund	4,900	54,929
	Madison/Claymore Covered Call & Equity Strategy Fund (a)	5,460	42,097
	Morgan Stanley China A Share Fund (a)	2,050	72,508
	New Germany Fund, Inc. (a)	3,300	31,680
	Nuveen Diversified Dividend and Income Fund (a)	4,900	39,200

See accompanying notes to schedule of investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	Nuveen Equity Premium Advantage Fund	3,000	$35,940
	Nuveen Tax-Advantage Dividend Growth Fund (a)	4,880	48,019
	Nuveen Tax-Advantaged Total Return Strategy Fund	2,900	26,564
	Old Mutual/Claymore Long-Short Fund (a)	3,950	31,087
	Royce Micro-Cap Trust, Inc.	8,900	57,939
	Royce Value Trust, Inc.	6,000	55,140
	Seligman Lasalle International Real Estate Fund, Inc. (a)	2,900	18,792
	SunAmerica Focused Alpha Growth Fund, Inc. (a)	4,850	52,914
	SunAmerica Focused Alpha Large-Cap Fund, Inc. (a)	4,650	51,569
	Tri-Continental Corp.	6,500	69,160
	Zweig Fund, Inc.	10,300	30,591

			2,027,925

54.46%	Equity Exchange Traded Funds
	Consumer Discretionary Select Sector SPDR Fund	2,300	58,121
	Consumer Staples Select Sector SPDR Fund (a)	4,200	102,984
	Financial Select Sector SPDR Fund	9,500	123,595
	Health Care Select Sector SPDR Fund (a)	8,100	225,747
	Industrial Select Sector SPDR Fund	13,800	329,544
	iShares Dow Jones U.S. Consumer Services Sector Index Fund (a)	600	28,554
	iShares Dow Jones U.S. Healthcare Providers Index Fund (b)	650	26,981
	iShares Dow Jones U.S. Home Construction Index Fund (a)	8,600	104,232
	iShares Dow Jones U.S. Transportation Average Index Fund	950	61,075
	iShares MSCI Australia Index Fund (a)	8,600	162,798
	iShares MSCI Emerging Markets Index (a)	2,900	103,588
	iShares MSCI Hong Kong Index Fund (a)	5,100	78,234
	iShares MSCI Japan Index Fund	2,300	22,701
	iShares MSCI Singapore Index Fund (a)	8,000	84,240
	Materials Select Sector SPDR Trust	3,200	93,184
	Oil Services HOLDRs Trust	1,100	113,872
	Powershares Golden Dragon Halter USX China Portfolio	10,200	237,150
	ProShares Ultra Oil & Gas	2,700	77,976
	Regional Bank HOLDRs Trust	2,800	199,808
	SPDR KBW Bank ETF	10,200	205,020
	Technology Select Sector SPDR Fund (a)	19,700	388,090
	Utilities Select Sector SPDR Fund	1,300	37,622

			2,865,116

	Total Exchange Traded/Closed-End Funds
	(Cost $4,376,771)		5,222,468

		Contracts

0.77%	PURCHASED OPTIONS (b)
	CBOE SPX Volatility Index, 08/19/2009, Call @ $27.50	20	3,300
	iShares MSCI Emerging Markets, Inc.:
	08/22/2009, Put @ $34	33	2,046
	08/22/2009, Put @ $35	33	3,069
	Powershares QQQ:
	08/22/2009, Put @ $37	33	726
	08/22/2009, Put @ $38	33	1,353
	SPDR Trust Series 1:
	08/22/2009, Put @ $90	53	1,431
	08/22/2009, Put @ $91	53	1,643
	08/22/2009, Put @ $92	86	3,784
	08/22/2009, Put @ $93	33	1,914
	08/22/2009, Put @ $94	47	3,478
	08/22/2009, Put @ $95	81	7,614
	08/22/2009, Put @ $96	45	5,400
	08/22/2009, Put @ $97	30	4,650

	Total Purchased Options
	(Cost $97,883)		40,408

See accompanying notes to schedule of investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

7.88%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund 0.08% (d)	414,686	$414,686

	Total Short-Term Investment
	(Cost $414,686)		414,686

109.40%	Total Investments
	(Cost $4,944,490)		5,755,986

(9.40)%	Net other assets (liabilities)		(494,806)

100.00%	NET ASSETS		$5,261,180

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Non-income producing security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Rate represents effective yield.
CBOE	Chicago Board Options Exchange
ETF	Exchange-Traded Fund
HOLDRs	Holding Company Depositary Receipts
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index

At July 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation	$869,710
Unrealized Depreciation	(58,214)

Net Unrealized Appreciation	$811,496

% of
Net Assets	Description	Shares	Value

19.98%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares MSCI Brazil Index Fund	2,000	$115,200
	iShares MSCI South Korea Index Fund	2,600	108,264
	Powershares Golden Dragon Halter USX China Portfolio	21,500	499,875
	Rydex S&P Equal Weight ETF	2,850	95,874
	Vanguard Emerging Markets ETF	6,570	231,855

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $1,421,694)		$1,051,068

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY
TO SELL:
Australia Dollar	157,917	$132,000	08/07/2009	$(4,560)
Japanese Yen	24,221,650	255,992	08/07/2009	(4,730)

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(9,290)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Nasdaq 100 E-Mini, expires 09/18/2009		16	$512,640	$49,078
S&P 500 E-Mini, expires 09/18/2009		40	1,968,800	117,632

				$166,710

See accompanying notes to schedule of investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT
E-Mini Crude Oil, expires 08/18/2009	1	$34,725	$(540)
Russell 2000 Mini, expires 09/18/2009	5	277,950	(24,673)

			(25,213)

Total			$141,497

		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Underlying Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	Barclays	$348,886	Sell	0.150%	08/25/2037	$(338,194)	$(79,967)

						$(338,194)	$(79,967)

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2009

% of
Net Assets	Description	Shares	Value

0.00%	RIGHTS
	Rivus Bond Fund, exercise price $15.77, expires 08/07/2009 (a)	11,401	$228

	Total Rights
	(Cost $—)
			228

		Principal

18.27%	CORPORATE BONDS
5.92%	Airlines
	American Airlines, Inc.:
	6.817%, 05/23/2011, Series 01-1 (b)	$402,000	327,630
	6.977%, 05/23/2021, Series 01-1	805,748	475,391
	7.377%, 05/23/2019, Series 01-1 (b)	791,513	395,756
	7.379%, 05/23/2016, Series 01-1 (b)	451,813	221,388
	7.858%, 10/01/2011, Series 01-2 (b)	100,000	93,000
	AMR Corp.:
	9.750%, 08/15/2021 (b)	469,000	162,391
	9.880%, 06/15/2020 (b)	343,000	132,055
	10.550%, 03/12/2021 (b)	100,000	34,125
	Continental Airlines, Inc.:
	6.648%, 09/15/2017, Series 981A (b)	243,450	199,629
	6.703%, 06/15/2021, Series 01A1 (b)	117,134	96,562
	6.748%, 03/15/2017, Series 981B (b)	207,982	160,146
	6.795%, 08/02/2018, Series 991B (b)	192,584	142,512
	6.954%, 08/02/2009, Series 991C (b)	24,558	24,189
	7.033%, 06/15/2011, Series 011C (b)	193,550	152,904
	7.339%, 04/19/2014, Series 071C	200,000	142,000
	7.461%, 04/01/2013, Series 971B (b)	35,858	31,466
	7.566%, 03/15/2020, Series 992B (b)	211,284	171,140
	8.388%, 11/01/2020, Series 001B (b)	300,242	221,428
	8.560%, 07/02/2014, Series 962B	65,650	49,237
	Delta Airlines, Inc.:
	6.718%, 01/02/2023, Series 02G1	724,366	579,493
	7.570%, 11/18/2010, Series 00A2	75,000	72,375
	7.711%, 09/18/2011, Series 011B	925,000	777,000
	7.920%, 11/18/2010, Series 001B (b)	850,000	756,500
	Northwest Airlines, Inc.:
	6.841%, 04/01/2011, Series 1A-2	250,000	230,000
	7.691%, 04/01/2017, Series 01-B (b)	443,669	261,765
	7.950%, 03/01/2015, Series 992B	961,071	586,253
	Southwest Airlines Co., 7.220%, 07/01/2013, Series 95A3, Callable 06/15/2009 @ 100 (b)	108,676	112,304
	United Airlines, Inc.:
	6.602%, 09/01/2013, Series 01A3 (b)	14,246	14,104
	7.336%, 07/02/2019 (c)	918,366	468,367
	7.730%, 07/01/2010, Series 00A2 (b)	105,511	103,401

			7,194,511

0.04%	Automotive
	General Motors Corp. 8.375%, 07/15/2033 (b) (d)	320,000	50,400

0.18%	Entertainment
	Comcast Corp. 6.950%, 08/15/2037 (b)	195,000	222,632

11.30%	Financial Services
	American Express Co. 8.125%, 05/20/2019	1,000,000	1,108,309
	American Express Credit Co., 5.875%, 05/02/2013, Series C, MTN (b)	1,170,000	1,205,662
	Bank of America Corp.:
	4.750%, 08/01/2015 (b)	750,000	714,074
	4.750%, 03/15/2016, Callable 09/15/2009 @ 100	10,000	9,443
	5.750%, 08/15/2016 (b)	600,000	561,246
	7.800%, 09/15/2016 (b)	220,000	219,287
	Bank One Corp. 5.250%, 01/30/2013 (b)	500,000	528,523
	Bear, Stearns & Co., Inc. 5.550%, 01/22/2017 (b)	790,000	793,401
	CIT Group, Inc. 7.625%, 11/30/2012	195,000	106,466
	Citigroup, Inc. 5.500%, 02/15/2017 (b)	975,000	844,324

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Principal		Value

	Financial Services (Continued)
	Deutsche Bank Trust Corp. 7.500%, 11/15/2015		$4,000	$4,067
	Ford Motor Credit Co., LLC 9.875%, 08/10/2011		1,325,000	1,313,475
	General Electric Capital Corp.:
	4.375%, 11/21/2011 (b)		230,000	237,543
	6.875%, 11/15/2010 (b)		250,000	265,363
	General Motors Acceptance Corp. 7.000%, 02/01/2012 (b) (c)		658,000	602,070
	General Motors Corp. 9.400%, 07/15/2021 (b) (d)		800,000	112,000
	Goldman Sachs Group, Inc.:
	0.901%, 06/28/2010 (b) (e)		250,000	249,541
	5.250%, 04/01/2013 (b)		300,000	315,142
	5.625%, 01/15/2017 (b)		1,695,000	1,701,883
	Lehman Brothers Holdings:
	5.625%, 01/24/2013 (d)		500,000	90,000
	6.500%, 07/19/2017 (b) (d)		1,370,000	137
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (c) (e)		1,505,000	532,705
	Merrill Lynch & Co., Inc.:
	5.700%, 05/02/2017 (b)		1,000,000	884,620
	6.050%, 08/15/2012, Series C (b)		800,000	824,674
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, Series EMTN		50,000	49,973
	Nuveen Investments 5.500%, 09/15/2015 (b)		400,000	222,000
	Principal Life, Inc., Funding 1.043%, 11/15/2010 (b) (e)		250,000	238,250
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (b) (d)		1,000,000	1,250

				13,735,428

0.01%	Industrials
	Occidental Petroleum Corp. 8.750%, 01/15/2023		10,000	11,961

0.82%	Metals & Mining
	Alcoa, Inc. 5.375%, 01/15/2013 (b)		1,000,000	1,000,577

	Total Corporate Bonds
	(Cost $29,667,381)			22,215,509

0.02%	COLLATERALIZED MORTGAGE OBLIGATIONS
0.02%	U.S. Government & Agency
	Federal National Mortgage Association 4.500%, 05/25/2019		24,844	25,032

	Total Collateralized Mortgage Obligations
	(Cost $22,846)			25,032

0.26%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.750%, 12/07/2028, Series MTN		43,000	46,341
	Federal Home Loan Bank:
	5.685%, 09/17/2018		25,000	28,742
	7.125%, 02/15/2030 (b)		90,000	116,845
	Federal National Mortgage Association, 8.280%, 01/10/2025, MTN		20,000	28,653
	Tennessee Valley Authority 7.125%, 05/01/2030 (b) (e)		75,000	93,148

	Total U.S. Government & Agency
	(Cost $284,748)			313,729

4.21%	FOREIGN BONDS
2.04%	Banks
	Bank of Scotland PLC 10.500%, 02/16/2018	GBP	920,000	1,709,875
	Inter-American Development Bank 6.250%, 06/22/2016	NZD	1,150,000	765,968

				2,475,843

0.48%	Sovereign Bonds
	Federal Republic of Brazil:
	7.875%, 03/07/2015		$475,000	549,100
	12.500%, 01/05/2016	BRL	40,000	24,226
	Mexican Bonos de Desarrollo 7.250%, 12/15/2016	MXN	220,000	16,267

				589,593

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Principal		Value

1.69%	Financial Services
	General Electric Capital Corp., 7.500%, 02/28/2011, Series EMTN	NZD	3,000,000	$2,054,783

	Total Foreign Bonds
	(Cost $5,732,857)			5,120,219

4.28%	MUNICIPAL BONDS
0.14%	Alabama
	Alabaster, 5.340%, 04/01/2017, Series A, XLCA, GO (b)		$170,000	169,039

2.71%	California
	California State:
	4.500%, 08/01/2030, National-RE-IBC, GO, Callable 02/01/2017 @ 100 (b)		1,000,000	865,880
	4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100 (b)		2,135,000	1,848,654
	5.000%, 04/01/2038, GO, Callable 04/01/2018 @ 100 (b)		500,000	454,805
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO (b)		190,000	74,248
	08/01/2029, GO (b)		150,000	55,031

				3,298,618

0.89%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC, Revenue, Callable
	12/01/2017 @ 100 (b)		1,275,000	1,087,091

0.37%	Illinois
	Regional Transportation Authority, 4.500%, 07/01/2035, Series A, National-RE, Revenue,
	Callable 07/01/2016 @ 100 (b)		500,000	442,800

0.17%	Pennsylvania
	Conneaut School District, Zero Coupon, 11/01/2030, Series B, FSA State Aid Withholding, GO (b)		690,000	206,724

	Total Municipal Bonds
	(Cost $5,680,296)			5,204,272

3.19%	TAXABLE MUNICIPAL BONDS
1.46%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, National-RE, Revenue		100,000	36,467
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023, AMBAC, Revenue,
	Callable 05/01/2013 @ 102 (b)		35,000	28,753
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation, Callable
	08/01/2014 @ 102		25,000	24,087
	San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC, Tax Allocation, Callable
	05/01/2016 @ 100		15,000	13,094
	Santa Fe Springs Community Development, 5.350%, 09/01/2018, National-RE, Tax Allocation,
	Callable 09/01/2016 @ 100		25,000	23,016
	Solano County, 5.140%, 01/15/2014, XLCA, Revenue (b)		1,330,000	1,337,302
	Thousand Oaks Redevelopment Agency, 5.000%, 12/01/2009, Series B, AMBAC, Tax
	Allocation (b)		250,000	251,210
	Watsonville Redevelopment Agency, 5.200%, 09/01/2012, National-RE FGIC, Tax Allocation (b)		60,000	59,762

				1,773,691

0.02%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%, 10/01/2025, Series C,
	National-RE, Revenue, Callable 10/01/2015 @ 100 (b)		30,000	28,556

0.02%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC, Revenue, Callable
	10/01/2014 @ 100		25,000	22,897

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Principal	Value

0.29%	Georgia
	College Park, 5.868%, 01/01/2021, National-RE FGIC, Revenue (b)	$70,000	$66,468
	College Park Business & Industrial Development Authority, 5.750%, 09/01/2015, FSA, Revenue (b)	250,000	265,752
	Savannah Hospital Authority, 6.625%, 07/01/2018, FSA, Revenue, Callable 07/01/2013 @ 100 (b)	25,000	25,418

			357,638

0.00%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, National-RE, Revenue	5,000	5,194

0.02%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid Withholding, GO, Callable
	01/05/2015 @ 100 (b)	30,000	28,671

0.18%	Maine
	City of Auburn, 5.125%, 08/01/2011, National-RE, GO (b)	210,000	214,042

0.03%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, National-RE, Revenue (b)	35,000	35,685

0.06%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/01/2011, GO	65,000	67,547

0.18%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO	20,000	18,031
	Orange Township, 5.170%, 12/01/2011, Series C, FSA, GO (b)	35,000	36,117
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC,
	Revenue (b)	165,000	167,198

			221,346

0.03%	Oregon
	School Boards Association, 5.680%, 06/30/2028, Series B, National-RE, FGIC, GO (b)	40,000	37,249

0.19%	Pennsylvania
	Beaver County, 5.000%, 12/15/2011, FSA, GO (b)	60,000	61,581
	Duquesne, 5.000%, 12/15/2013, Series B, FSA, GO (b)	170,000	172,315

			233,896

0.27%	South Carolina
	Richland Lexington Airport District, 6.590%, 01/01/2017, FSA, Revenue (b)	300,000	323,727

0.33%	Tennessee
	Alcoa, 5.550%, 06/01/2020, AMBAC, GO, Callable 06/01/2015 @ 100 (b)	400,000	394,712

0.09%	Texas
	Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO, Callable 09/01/2017 @ 100 (b)	115,000	112,330

0.02%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2009, Revenue	25,000	17,502

	Total Taxable Municipal Bonds
	(Cost $3,867,408)		3,874,683

		Shares

6.25%	PREFERRED STOCKS
6.03%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (e) (f)	32,826	249,478
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (e) (f)	31,315	280,269
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25 (f)	32,298	739,624
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (e) (f)	16,673	427,662
	Bear Stearns Capital Trust III, 6.450%, Callable 10/08/2009 @ $25 (f)	6,610	161,681
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25 (f)	23,625	441,787

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

	Financial Services (Continued)
	Countrywide Capital IV, 6.750%, Callable 09/28/2009 @ $25 (f)	15,526	$284,902
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25 (f)	42,005	769,532
	JPMorgan Chase & Co., 8.625%, Series J, Callable 09/01/2013 @ $25 (f)	6,440	167,698
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (b) (e) (f)	33,444	852,153
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25 (f)	45,011	904,721
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013 @ $25 (e) (f)	34,709	910,070
	Preferred Blocker, Inc., 7.000%, Callable 12/31/2011 @ $1,000 (b) (c)	139	64,014
	U.S. Bancorp, 7.875%, Series D, Callable 04/15/2013 @ $25 (f)	11,734	309,778
	Wells Fargo Capital Trust IV, 7.000%, Callable 09/28/2009 @ $25 (f)	24,542	605,206
	Wells Fargo Capital XIV, 8.625%, Callable 09/15/2013 @ $25 (f)	6,535	170,433

			7,339,008

0.22%	U.S. Government & Agency
	Fannie Mae:
	0.000%, Series G, Callable 09/30/2010 @ $50 (e)	12,630	22,734
	0.000%, Series S, Callable 12/31/2010 @ $25 (e)	42,940	79,868
	5.375%, Series I, Callable 09/28/2009 @ $50	435	957
	5.810%, Series H, Callable 09/28/2009 @ $50	14,300	32,175
	6.750%, Series Q, Callable 09/30/2010 @ $25	8,000	12,400
	Freddie Mac:
	5.100%, Series H, Callable 09/28/2009 @ $50	23,700	40,527
	5.570%, Series V, Callable 12/31/2011 @ $25	55,295	55,295
	5.700%, Series R, Callable 09/28/2009 @ $50	7,038	12,387
	5.790%, Series K, Callable 09/28/2009 @ $50	5,000	8,500

			264,843

	Total Preferred Stocks
	(Cost $6,262,509)		7,603,851

70.16%	EXCHANGE TRADED/CLOSED-END FUNDS
0.55%	Asset Allocation Closed-End Funds
	Alpine Global Premier Properties Fund (f)	87,266	469,491
	TCW Strategic Income Fund, Inc.	51,714	201,685

			671,176

8.81%	Commodity Exchange Traded Fund
	iPath Dow Jones-UBS Commodity Index Total Return ETN (a) (b)	127,233	4,869,207
	iShares S&P GSCI Commodity-Indexed Trust (a) (f)	110,732	3,351,858
	PowerShares DB Agriculture Fund (a) (f)	46,916	1,190,259
	ProShares Ultra DJ-AIG Commodity (a) (b) (f)	54,303	1,304,358

			10,715,682

2.70%	Equity Closed-End Funds
	BlackRock Strategic Dividend Achievers Trust	4,368	35,818
	Cohen & Steers Advantage Income Realty Fund, Inc. (f)	174,329	779,251
	Cohen & Steers Premium Income Realty Fund, Inc. (f)	133,136	543,195
	Cohen & Steers REIT and Utility Income Fund, Inc. (f)	88,342	708,503
	First Trust Enhanced Equity Income Fund (b)	4,508	43,051
	ING Clarion Real Estate Income Fund	17,003	75,833
	Liberty All-Star Equity Fund	27,134	105,009
	Liberty All-Star Growth Fund, Inc.	21,185	61,860
	Madison Strategic Sector Premium Fund (b)	5,646	63,292
	Neuberger Berman Real Estate Securities Income Fund, Inc.	225,000	499,500
	Nuveen Equity Premium Advantage Fund	1,691	20,258
	Nuveen Tax-Advantage Dividend Growth Fund	4,806	47,291
	RMR Asia Pacific Real Estate Fund	2,756	47,135
	Seligman Lasalle International Real Estate Fund, Inc.	39,200	254,016

			3,284,012

4.01%	Equity Exchange Traded Funds
	iShares Cohen & Steers Realty Majors Index Fund (f)	40,775	1,618,360
	iShares Dow Jones U.S. Real Estate Index Fund (b)	90,298	3,238,989

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

	Equity Exchange Traded Funds (Continued)
	iShares FTSE/Xinhua China 25 Index Fund	465	$19,465

			4,876,814

19.81%	Municipal Closed-End Funds
	BlackRock Long-Term Municipal Advantage Trust	41,044	379,657
	BlackRock Muni Intermediate Duration Fund, Inc.	38,021	477,924
	BlackRock MuniEnhanced Fund, Inc.	39,543	367,750
	BlackRock MuniHoldings California Insured Fund, Inc.	46,736	569,244
	BlackRock MuniHoldings Fund II, Inc.	21,864	265,866
	BlackRock MuniHoldings Insured Fund II, Inc.	41,000	467,400
	BlackRock MuniHoldings Insured Fund, Inc.	48,881	556,266
	BlackRock MuniHoldings Insured Investment Fund	29,264	355,558
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	24,294	325,054
	BlackRock MuniHoldings New York Insured Fund, Inc. (f)	38,668	472,910
	BlackRock MuniYield California Fund, Inc.	18,967	235,949
	BlackRock MuniYield California Insured Fund, Inc. (f)	89,340	1,079,227
	BlackRock MuniYield Insured Investment Fund	9,140	107,852
	BlackRock MuniYield Investment Fund	68,783	806,137
	BlackRock MuniYield Michigan Insured Fund II, Inc.	88,182	1,021,147
	BlackRock MuniYield Michigan Insured Fund, Inc. (f)	72,965	893,821
	BlackRock MuniYield New York Insured Fund, Inc.	86,366	981,118
	BlackRock MuniYield Pennsylvania Insured Fund	32,587	419,395
	BlackRock MuniYield Quality Fund II, Inc. (b)	45,020	485,766
	BlackRock MuniYield Quality Fund, Inc.	12,633	162,460
	Dreyfus Municipal Income, Inc.	71,828	586,116
	Dreyfus Strategic Municipal Bond Fund, Inc.	70,123	497,172
	Dreyfus Strategic Municipals, Inc.	31,235	229,265
	DTF Tax-Free Income, Inc.	6,300	86,625
	DWS Municipal Income Trust (f)	67,460	704,282
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	23,526	279,254
	Morgan Stanley California Insured Municipal Income Trust (f)	91,232	1,089,310
	Morgan Stanley California Quality Municipal Securities	21,231	236,089
	Morgan Stanley Insured Municipal Trust	45,720	576,529
	Morgan Stanley Quality Municipal Investment	12,170	141,902
	Morgan Stanley Quality Municipal Securities	27,070	329,983
	Nuveen California Dividend Advantage Municipal Fund	1,000	11,700
	Nuveen California Dividend Advantage Municipal Fund II	27,732	339,994
	Nuveen California Investment Quality Municipal Fund	20,777	247,870
	Nuveen California Municipal Market Opportunity Fund	34,811	423,650
	Nuveen California Performance Plus Municipal Fund, Inc.	53,719	634,421
	Nuveen Florida Investment Quality Municipal Fund (f)	75,155	917,642
	Nuveen Florida Quality Income Municipal Fund	35,976	450,060
	Nuveen Insured California Dividend Advantage Municipal Fund (f)	31,084	400,362
	Nuveen Insured Dividend Advantage Municipal Fund	33,905	455,005
	Nuveen Insured Florida Premium Income Municipal Fund	28,419	368,026
	Nuveen Insured Municipal Opportunity Fund, Inc.	40,638	515,290
	Nuveen Insured New York Premium Income Municipal Fund	25,568	338,265
	Nuveen Investment Quality Municipal Fund, Inc.	8,134	104,603
	Nuveen Michigan Premium Income Fund	11,495	137,480
	Nuveen Michigan Quality Income Fund	36,554	453,635
	Nuveen New Jersey Premium Income Municipal Fund, Inc.	297	3,897
	Nuveen New York Dividend Advantage Municipal Fund	10,065	128,027
	Nuveen New York Performance Plus Municipal Fund	6,912	94,833
	Nuveen New York Quality Income Municipal Fund, Inc.	59,884	774,300
	Nuveen New York Select Quality Municipal Fund	85,216	1,116,330
	Nuveen Pennsylvania Investment Quality Municipal Fund	20,144	252,807
	Nuveen Pennsylvania Premium Income Municipal Fund II	46,807	545,770
	Nuveen Premier Municipal Income Fund, Inc.	14,450	176,579
	Western Asset Intermediate Municipal Fund, Inc.	200	1,746

			24,079,320

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

1.31%	Municipal Exchange Traded Fund
	PowerShares Insured National Municipal Bond Portfolio (b)	70,799	$1,592,270

29.90%	Taxable Fixed Income Closed-End Funds
	ACM Managed Dollar Income Fund	200	1,330
	American Select Portfolio	16,853	183,192
	BlackRock Income Trust (b)	510,697	3,212,284
	BlackRock Preferred and Corporate Income Strategies Fund, Inc.	17,901	136,943
	Dreyfus High Yield Strategies Fund (f)	693,092	2,307,996
	DWS Global High Income Fund, Inc.	27,507	185,122
	DWS High Income Trust	190,435	721,749
	DWS Strategic Income Trust (b)	25,982	260,859
	Eaton Vance Floating-Rate Income Trust	41,713	501,390
	Eaton Vance Senior Income Trust	53,795	268,975
	Eaton Vance Short Duration Diversified Income Fund (b)	178,605	2,671,931
	Evergreen Multi-Sector Income Fund (b) (f)	148,677	1,952,129
	First Trust/Aberdeen Global Opportunity Income Fund	8,400	117,600
	First Trust/Four Corners Senior Floating Rate Income Fund	15,058	158,862
	First Trust/Four Corners Senior Floating Rate Income Fund II (f)	155,906	1,651,044
	Fort Dearborn Income Securities, Inc.	12,840	181,686
	Global Income & Currency Fund (b)	83,841	1,182,996
	ING Prime Rate Trust (f)	211,020	953,810
	LMP Corporate Loan Fund, Inc.	50,897	456,037
	MFS Charter Income Trust (f)	185,128	1,571,737
	MFS InterMarket Income Trust I	12,501	95,383
	MFS Multimarket Income Trust (f)	569,857	3,367,855
	Montgomery Street Income Securities, Inc. (b)	55,999	814,226
	Morgan Stanley Emerging Markets Debt Fund, Inc. (b) (f)	183,216	1,601,308
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (b)	202,976	2,727,996
	Neuberger Berman High Yield Strategies Fund	2,557	26,184
	Nuveen Floating Rate Income Fund (f)	156,617	1,310,884
	Nuveen Floating Rate Income Opportunity Fund	119,117	994,627
	Nuveen Multi-Currency Short-Term Government Income Fund (b)	75,290	1,194,852
	Putnam Premier Income Trust	86,864	465,591
	Rivus Bond Fund	30,777	474,581
	Transamerica Income Shares, Inc. (f)	63,716	1,154,534
	Van Kampen Bond Fund	39,024	690,335
	Van Kampen Senior Income Trust	213,812	767,584
	Western Asset Emerging Markets Debt Fund, Inc. (b)	24,787	386,429
	Western Asset Emerging Markets Income Fund, Inc. (b) (f)	40,060	437,856
	Western Asset Inflation Management Fund, Inc.	10,000	157,000
	Western Asset Worldwide Income Fund, Inc. (f)	90,849	1,010,241

			36,355,138

3.07%	Taxable Fixed Income Exchange Traded Funds
	iShares Barclays Credit Bond Fund (b)	6,000	604,200
	iShares Barclays Intermediate Credit Bond Fund (f)	8,844	897,047
	iShares S&P U.S. Preferred Stock Index Fund (f)	62,586	2,228,062

			3,729,309

	Total Exchange Traded/Closed-End Funds
	(Cost $74,933,463)		85,303,721

		Contracts

0.58%	PURCHASED OPTIONS (a)
	CBOE SPX Volatility Index	466	76,890
	iShares MSCI Emerging Market, Inc.:
	08/22/2009, Put @ $34	667	41,354
	08/22/2009, Put @ $35	667	62,031
	Powershares QQQ:
	08/22/2009, Put @ $37	667	14,674
	08/22/2009, Put @ $38	667	27,347

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Contracts	Value

	PURCHASED OPTIONS (Continued)
	SPDR Trust Series 1:
	08/22/2009, Put @ $90	1,199	$32,373
	08/22/2009, Put @ $91	1,199	37,169
	08/22/2009, Put @ $92	1,866	82,104
	08/22/2009, Put @ $93	667	38,686
	08/22/2009, Put @ $94	1,001	74,074
	08/22/2009, Put @ $96	1,001	120,120
	08/22/2009, Put @ $97	667	103,385

	Total Purchased Options
	(Cost $1,779,602)		710,207

		Shares

5.06%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund 0.08% (g)	6,147,863	6,147,863

	Total Short-Term Investment
	(Cost $6,147,863)		6,147,863

112.28%	Total Investments
	(Cost $134,378,973)		136,519,314

(12.28)%	Net other assets (liabilities)		(14,929,069)

100.00%	NET ASSETS		$121,590,245

(a)	Non-income producing securities.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At July 31, 2009, these securities amounted to $1,667,156 or 1.37% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(d)	Default Resolution.
(e)	Variable rate security.
(f)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(g)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

At July 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation	$12,724,606
Unrealized Depreciation	(10,584,265)

Net Unrealized Appreciation	$2,140,341

% of
Net Assets	Description	Shares	Value

6.10%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	SPDR Barclays Capital High Yield Bond ETF	200,000	$7,416,000

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $6,896,963)		$7,416,000

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Principal	Value

12.25%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.375%, 08/31/2010	$14,600,000	$14,892,584

	Total U.S. Treasury Securities Sold Short
	(Proceeds $14,705,540)		$14,892,584

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY
To Buy:
Australia Dollar	981,801	$820,665	08/07/2009	$28,352
Brazil Real	1,932,916	1,034,505	08/07/2009	36,871
British Sterling Pound	707,738	1,182,223	08/07/2009	13,747
Canadian Dollar	1,064,027	987,747	08/07/2009	60,086
Icelandic Krona	94,634,900	74,777	10/10/2008	(282,398)
Japanese Yen	7,049,240	745,015	08/07/2009	5,015

				(138,327)

To Sell:
Brazil Real	1,498,630	802,073	08/07/2009	(12,073)
British Sterling Pound	393,098	656,640	08/07/2009	(9,640)
Japanese Yen	350,780,693	3,707,306	08/07/2009	(36,129)
Mexican Peso	1,423,633	107,676	08/07/2009	343
New Zealand Dollar	4,842,130	3,204,762	08/07/2009	(84,711)

				(142,210)

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(280,537)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dollar Index, expires 09/14/2009		96	$7,531,200	$(188,975)

				(188,975)

FUTURES CONTRACTS SOLD SHORT
Copper Future, expires 09/28/2009		14	918,225	(117,689)
E-mini Crude Oil, expires 08/19/2009		71	2,465,475	(197,887)
Gasoline RBOB, expires 08/31/2009		24	2,028,700	(116,526)
U.S. 2 Year Note, expires 09/30/2009		41	8,879,703	13,181
U.S. 5 Year Note, expires 09/30/2009		151	17,422,805	44,515
U.S. 10 Year Note, expires 09/21/2009		23	2,697,469	11,093
U.S. Long Bond, expires 09/21/2009		16	1,904,000	(16,283)

				(379,596)

Total				$(568,571)

		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Underlying Instrument	Counterparty	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	Barclays	$3,638,380	Sell	0.150%	08/25/2037	$(3,526,879)	$(933,937)

						$(3,526,879)	$(933,937)

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2009

% of
Net Assets	Description	Shares	Value

0.00%	RIGHTS
	Rivus Bond Fund, exercise price $15.77, expires 08/07/2009 (a)	300	$6

	Total Rights
	(Cost $—)		6

0.00%	COMMON STOCKS
0.00%	Airlines
	Delta Air Lines, Inc. (a)	161	1,116

	Total Common Stocks
	(Cost $923)		1,116

		Principal

0.29%	CORPORATE BONDS
0.29%	Financial Services
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (b) (c)	$440,000	155,741

	Total Corporate Bonds
	(Cost $435,815)		155,741

65.01%	MUNICIPAL BONDS
2.49%	Alabama
	Alabama Agriculture & Mechanical, 5.000%, 11/01/2017, AMBAC, Revenue, Callable
	05/01/2017 @ 100 (d)	1,400,000	1,277,542
	Birmingham Jefferson Civic Center Authority, 4.125%, 07/01/2017, Series A, AMBAC, Special
	Tax, Callable 09/28/2009 @ 100	100,000	73,988

			1,351,530

5.25%	California
	Antioch California Union School District, 4.250%, 09/01/2021, COP, National-RE FGIC,
	Callable 09/01/2015 @ 100 (d)	685,000	637,242
	California State:
	4.500%, 08/01/2026, GO, Callable 02/01/2017 @ 100 (e)	1,000,000	916,600
	6.000%, 04/01/2035, GO, Callable 04/01/2019 @ 100	1,000,000	1,037,740
	City of Los Angeles, 5.250%, 09/01/2009, Series A, GO, National-RE FGIC	135,000	135,462
	Oakland Redevelopment Agency, 5.500%, 02/01/2014, AMBAC, Tax Allocation (d)	125,000	128,130

			2,855,174

0.57%	Colorado
	Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA, Revenue (d)	300,000	309,540

0.18%	Connecticut
	City of Bridgeport, 5.000%, 08/15/2009, Series C, GO, FSA	100,000	100,118

5.08%	Florida
	Dunedin Utility System, 6.250%, 10/01/2011, National-RE FGIC, Revenue	50,000	54,271
	Lakeland, Florida Energy System, 5.000%, 10/01/2024, XLCA, Revenue, Callable 10/01/2016
	@ 100 (e)	1,045,000	1,064,437
	Miami-Dade County Public Facilities, 4.375%, 06/01/2037, Series A, National-RE, Revenue,
	Callable 06/01/2015 @ 100 (d)	500,000	372,380
	Nassau County Public Improvement, 5.000%, 05/01/2021, National-RE, Revenue (d)	1,260,000	1,271,050

			2,762,138

0.00%	Georgia
	Fulton County, Georgia Development Authority, Zero Coupon 5.500%, 05/01/2033 (f)	105,000	1,166

2.86%	Illinois
	Chicago O’Hare International Airport:
	4.000%, 01/01/2012, Series A, FSA, Revenue (e)	500,000	521,205
	5.250%, 01/01/2016, Series B, National-RE, Revenue (d)	260,000	278,348
	City of Bellwood, 4.450%, 12/01/2020, Series B, National-RE, GO, Callable 12/01/2015 @ 100	100,000	103,107
	Cook County Community Consolidated School District No. 54, Schaumburg Township,
	4.250%, 12/01/2009, GO	250,000	252,947

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Principal	Value

	Illinois (Continued)
	Cook County Community School District No. 97 Oak Park, 9.000%, 12/01/2015, Series B,
	National-RE FGIC, GO (d)	$300,000	$399,465

			1,555,072

2.30%	Indiana
	Hammond Local Public Improvement Bond Bank, 4.500%, 08/15/2017, Series A, XCLA,
	Revenue, Callable 08/15/2011 @ 100 (d)	520,000	518,606
	Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC, Revenue, Callable
	01/01/2013 @ 100 (d)	390,000	414,660
	Indiana Transportation Finance Authority, 5.500%, 12/01/2019, Revenue, National-RE IBC,
	MBIA, Prerefunded 12/10/2010 @100	300,000	319,575

			1,252,841

2.09%	Kansas
	Miami County Unified School District No. 416, 5.000%, 09/01/2016, National-RE, GO (d)	1,000,000	1,136,810

1.27%	Massachusetts
	Massachusetts State Health & Educational Facilities Authority, 4.500%, 10/01/2031, Series F,
	National-RE FGIC, Revenue, Callable 10/01/2016 @ 100 (d)	750,000	689,700

5.76%	Michigan
	City of Detroit, 5.000%, 04/01/2012, Series C, FSA, GO	50,000	50,604
	Michigan State, 6.250%, 11/01/2012, GO, Prerefunded 11/01/2009 @ 100 (e)	2,000,000	2,150,440
	Michigan State Trunk Line, 5.250%, 11/01/2030, Revenue, FSA, Series A, Prerefunded
	11/01/2011 @100	250,000	273,813
	Plymouth-Canton Community School District, 5.250%, 05/01/2015, Q-SBLF, GO, Callable
	05/01/2013 @ 100 (d)	350,000	385,193
	Warren Consolidated School District, 5.000%, 05/01/2026, GO, FSA, Prerefunded 11/01/2011 @100	250,000	273,603

			3,133,653

0.10%	Mississippi
	Itawamba Community College District, 5.000%, 02/01/2011, XLCA-ICR, GO	50,000	52,788

3.73%	Missouri
	Joint Municipal Electric Utility Commission Power Project:
	5.000%, 01/01/2015, National-RE, Revenue (d)	620,000	633,212
	5.000%, 01/01/2042, Series A, AMBAC, Revenue, Callable 01/01/2017 @ 100 (d)	585,000	532,075
	St. Louis Airport, 5.000%, 07/01/2015, Series A, FSA, Revenue (d)	825,000	865,326

			2,030,613

0.94%	Nevada
	Clark County, 4.500%, 06/01/2018, FSA, GO, Callable 06/01/2016 @ 100 (d)	275,000	283,456
	North Las Vegas Local Improvement, 4.125%, 12/01/2014, AMBAC, Special Assessment (d)	255,000	226,723

			510,179

0.55%	New Hampshire
	New Hampshire Municipal Bond Bank, 5.000%, 08/15/2009, Series A, Revenue	300,000	300,378

2.05%	New Jersey
	Jersey City, 5.625%, 03/01/2030, Series A, GO, FSA, Prerefunded 03/01/2010 @101	90,000	93,534
	Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021, Series A, FSA Municipal
	Government Guaranteed, Revenue, Callable 07/01/2017 @ 100 (d)	1,000,000	1,021,360

			1,114,894

0.95%	New Mexico
	Tucumcari Municipal Gross Receipt Lodgers Tax Revenue, 4.625%, 06/01/2017, National-RE,
	Revenue, Callable 06/01/2010 @ 100 (e)	510,000	516,120

1.41%	New York
	City of Utica Public Improvement, 4.750%, 04/01/2015, FSA, GO (d)	335,000	365,093
	Erie County Public Improvement, 5.000%, 12/01/2015, Series A, National-RE, GO	100,000	105,876

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Principal	Value

	New York (Continued)
	Troy Industrial Development Authority Civic Facility, 4.050%, 04/01/2037, Series E, Revenue,
	Callable 09/01/2011 @ 100 (c) (d)	$290,000	$296,186

			767,155

1.16%	Ohio
	City of Cleveland Various Purpose, 5.500%, 12/01/2013, National-RE, GO, Callable
	12/01/2012 @ 100 (d)	570,000	628,385

0.92%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.000%, 12/01/2016, National-RE FGIC,
	Revenue (d)	500,000	502,095

2.08%	South Carolina
	Beaufort County, 8.000%, 03/01/2016, National-RE State Aid Withholding, GO (d)	850,000	1,132,914

15.57%	Texas
	Austin Electric Utility System, 5.500%, 11/15/2015, Series A, AMBAC, Revenue (d)	500,000	569,790
	Brazoria County Municipal Utility District No. 26, 4.600%, 09/01/2028, FGIC, GO, Callable
	09/01/2013 @ 100	100,000	92,075
	City of El Paso, 3.500%, 08/15/2009, GO, National-RE FGIC,	175,000	175,143
	City of Midlothian, 5.500%, 08/15/2013, National-RE, GO (d)	175,000	197,575
	City of Rowlett, 4.500%, 02/15/2014, National-RE, GO (d)	715,000	780,980
	Dallas Area Rapid Transit, 5.250%, 12/01/2043, Revenue, Callable 12/01/2018 @ 100 (d) (e)	1,500,000	1,523,085
	Dallas-Fort Worth International Airport Facility Improvement Corp., 6.000%, 11/01/2014,
	Revenue, Callable 09/28/2009 @ 100	140,000	76,003
	Eagle Mountain & Saginaw Independent School District, 4.250%, 08/15/2009, Series A, GO,
	PSF-GTD	100,000	100,107
	Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue, Callable 03/01/2016 @ 100 (d)	595,000	601,390
	Lubbock Municipal Drainage Utilities, 4.750%, 02/15/2022, Series D, National-RE, GO,
	Prerefunded 02/15/2012 @ 100	500,000	548,530
	Municipal Power Agency, Zero Coupon, 09/01/2010, AMBAC, Revenue (d)	250,000	244,100
	Northwest Harris County Municipal Utility District No. 5, 5.500%, 05/01/2016, Series A,
	AMBAC, GO (d)	585,000	626,360
	Pearland Waterworks & Sewer Systems, 6.000%, 09/01/2011, AMBAC, Revenue (d)	135,000	148,720
	Port Arthur Independent School District, 5.000%, 02/15/2014, AMBAC, GO (d)	840,000	925,957
	State Turnpike Authority, Zero Coupon, 08/15/2015, Series A, AMBAC, Revenue (d)	705,000	523,491
	Tarrant County, Texas Health Facilities, 5.000%, 12/01/2019, FSA, Revenue, Callable
	12/01/2017 @ 100 (d)	250,000	261,763
	Upper Trinity Regional Water District, 4.000%, 08/01/2020, XCLA, Revenue, Callable
	02/01/2017 @ 100 (d)	1,100,000	1,070,399

			8,465,468

0.66%	U.S. Territories
	Northern Mariana Islands Commonwealth, 6.750%, 10/01/2033, Series A, GO, Prerefunded
	10/01/2013 @ 100	300,000	360,660

1.39%	Virginia
	Virginia Public School Authority, School Financing, 5.000%, 08/01/2010, Series C, Revenue	725,000	756,624

5.45%	Washington
	Cowlitz County School District No. 122 Longview, 5.500%, 12/01/2017, FSA School Board
	Guaranty, GO, Prerefunded 12/01/2011 @ 100	620,000	688,578
	Energy Northwest Wind Project, 5.000%, 07/01/2015, Series A, AMBAC, Revenue (d)	700,000	787,731
	Snohomish County Public Utility District No. 1, 5.500%, 12/01/2009, Revenue	100,000	101,597
	Washington State Higher Education Facilities Authority, 5.000%, 11/01/2020, RADIAN,
	Revenue (d)	200,000	185,190
	Washington State University Athletic Facilities:
	4.000%, 10/01/2016, AMBAC, Revenue (d)	570,000	621,785
	4.000%, 10/01/2017, AMBAC, Revenue, Callable 04/01/2017 @ 100 (d)	555,000	580,308

			2,965,189

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Principal		Value

0.20%	Wisconsin
	Fond Du LAC School District, 5.750%, 04/01/2012, GO, FGIC, Prerefunded 04/01/10 @ 100		$105,000	$108,574

	Total Municipal Bonds
	(Cost $34,941,066)			35,359,778

0.29%	FOREIGN BONDS
0.29%	Financial Services
	General Electric Capital Corp., 6.750%, 09/26/2016, Series EMTN	NZD	250,000	156,331

	Total Foreign Bonds
	(Cost $174,151)			156,331

		Shares

45.79%	EXCHANGE TRADED/CLOSED-END FUNDS
0.26%	Asset Allocation Closed-End Fund
	Alpine Global Premier Properties Fund		26,300	141,494

5.52%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (a)		20,123	609,123
	iPath Dow Jones-UBS Commodity Index Total Return ETN (a)		48,225	1,845,571
	ProShares Ultra DJ-AIG Commodity (a)		12,880	309,378
	PowerShares DB Agriculture Fund (a)		9,414	238,833

				3,002,905

0.97%	Equity Closed-End Funds
	Cohen & Steers Premium Income Realty Fund, Inc.		23,104	94,264
	Cohen & Steers Advantage Income Realty Fund, Inc.		31,432	140,501
	Seligman Lasalle International Real Estate Fund, Inc.		32,510	210,665
	Neuberger Berman Real Estate Securities Income Fund, Inc.		31,000	68,820
	RMR Asia Pacific Real Estate Fund		800	13,680

				527,930

2.63%	Equity Exchange Traded Funds
	iShares Dow Jones U.S. Real Estate Index Fund		20,192	724,287
	iShares Cohen & Steers Realty Majors Index Fund		17,820	707,276

				1,431,563

29.90%	Municipal Closed-End Funds
	BlackRock MuniHoldings California Insured Fund, Inc.		17,261	210,239
	BlackRock MuniHoldings Fund II, Inc.		12,431	151,161
	BlackRock MuniHoldings New Jersey Insured Fund, Inc. (e)		11,868	158,794
	BlackRock MuniHoldings New York Insured Fund, Inc. (e)		23,715	290,034
	BlackRock MuniYield California Fund, Inc.		23,965	298,125
	BlackRock MuniYield California Insured Fund, Inc. (e)		33,537	405,127
	BlackRock MuniYield Investment Fund		32,281	378,333
	BlackRock MuniYield Michigan Insured Fund II, Inc. (e)		33,979	393,477
	BlackRock MuniYield New Jersey Insured Fund, Inc. (e)		12,535	160,699
	BlackRock MuniYield New York Insured Fund, Inc.		35,027	397,907
	BlackRock MuniYield Pennsylvania Insured Fund (e)		16,018	206,152
	BlackRock MuniYield Quality Fund, Inc.		7,290	93,749
	Dreyfus Municipal Income, Inc.		29,669	242,099
	Dreyfus Strategic Municipal Bond Fund, Inc.		47,452	336,435
	Dreyfus Strategic Municipals, Inc.		15,637	114,775
	DWS Municipal Income Trust (e)		47,692	497,904
	Morgan Stanley California Insured Municipal Income Trust		19,684	235,027
	Morgan Stanley California Quality Municipal Securities		12,998	144,538
	Morgan Stanley Insured Municipal Trust (e)		23,958	302,110
	Nuveen California Dividend Advantage Municipal Fund		1,300	15,210
	Nuveen California Dividend Advantage Municipal Fund II (e)		26,265	322,009
	Nuveen California Investment Quality Municipal Fund (e)		16,237	193,707
	Nuveen California Performance Plus Municipal Fund, Inc. (e)		15,699	185,405
	Nuveen Florida Investment Quality Municipal Fund (e)		53,385	651,831

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen Florida Quality Income Municipal Fund (e)	20,562	$257,231
	Nuveen Insured California Dividend Advantage Municipal Fund	24,011	309,262
	Nuveen Insured Dividend Advantage Municipal Fund (e)	34,924	468,680
	Nuveen Insured Municipal Opportunity Fund, Inc. (e)	19,139	242,682
	Nuveen Insured New York Premium Income Municipal Fund	28,418	375,970
	Nuveen Investment Quality Municipal Fund, Inc.	8,355	107,445
	Nuveen Michigan Quality Income Fund (e)	39,752	493,322
	Nuveen New York Dividend Advantage Municipal Fund (e)	11,017	140,136
	Nuveen New York Performance Plus Municipal Fund	6,634	91,018
	Nuveen New York Select Quality Municipal Fund (e)	55,100	721,810
	Nuveen Pennsylvania Investment Quality Municipal Fund (e)	32,484	407,674
	Nuveen Pennsylvania Premium Income Municipal Fund II (e)	35,971	419,422
	Western Asset Municipal Partners Fund, Inc. (e)	6,429	80,362
	BlackRock Florida Municipal 2020 Term Trust	7,397	91,057
	BlackRock MuniHoldings Insured Fund II, Inc. (e)	36,549	416,659
	BlackRock MuniHoldings Insured Fund, Inc. (e)	40,849	464,862
	BlackRock MuniHoldings Insured Investment Fund (e)	28,644	348,025
	BlackRock MuniYield Insured Investment Fund (e)	6,632	78,258
	BlackRock MuniYield Michigan Insured Fund, Inc. (e)	59,970	734,632
	BlackRock MuniYield Quality Fund II, Inc. (e)	38,180	411,962
	DTF Tax-Free Income, Inc. (e)	12,005	165,069
	Nuveen California Municipal Market Opportunity Fund	4,583	55,775
	Nuveen Georgia Premium Income Municipal Fund (e)	7,584	97,379
	Nuveen Insured Florida Premium Income Municipal Fund (e)	27,244	352,810
	Nuveen Michigan Premium Income Fund (e)	5,051	60,410
	Nuveen New York Quality Income Municipal Fund, Inc. (e)	62,490	807,996
	BlackRock Insured Municipal Income Investment Trust	11,743	147,257
	BlackRock Long-Term Municipal Advantage Trust	11,000	101,750
	BlackRock Muni Intermediate Duration Fund, Inc.	19,121	240,351
	BlackRock MuniEnhanced Fund, Inc.	21,349	198,546
	BlackRock Pennsylvania Strategic Municipal Trust	7,341	82,256
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	20,777	246,623
	Morgan Stanley Quality Municipal Investment	8,080	94,213
	Morgan Stanley Quality Municipal Securities	20,084	244,824
	Nuveen California Premium Income Municipal Fund	8,704	99,835
	Nuveen Insured California Premium Income Municipal Fund	4,591	58,765
	Nuveen Insured New York Dividend Advantage Municipal Fund	7,500	98,400
	Nuveen Premier Municipal Income Fund, Inc.	5,150	62,933

			16,260,508

6.51%	Taxable Fixed Income Closed-End Funds
	BlackRock Income Trust (e)	41,013	257,972
	Dreyfus High Yield Strategies Fund (e)	93,634	311,801
	DWS High Income Trust	26,155	99,127
	DWS Strategic Income Trust	5,500	55,220
	Eaton Vance Short Duration Diversified Income Fund (e)	17,933	268,278
	Evergreen Multi-Sector Income Fund (e)	12,665	166,291
	First Trust/Four Corners Senior Floating Rate Income Fund II	8,759	92,758
	Global Income & Currency Fund	5,500	77,605
	ING Prime Rate Trust	11,055	49,969
	LMP Corporate Loan Fund, Inc.	5,700	51,072
	MFS Charter Income Trust (e)	16,279	138,209
	MFS InterMarket Income Trust I	2,938	22,417
	MFS Multimarket Income Trust (e)	64,889	383,494
	Montgomery Street Income Securities, Inc.	2,829	41,134
	Morgan Stanley Emerging Markets Debt Fund, Inc.	11,941	104,364
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	25,803	346,792
	Nuveen Multi-Currency Short-Term Government Income Fund (e)	4,798	76,144
	Putnam Premier Income Trust	20,943	112,254
	Rivus Bond Fund	300	4,626
	Transamerica Income Shares, Inc.	4,700	85,164
	Western Asset Emerging Markets Debt Fund, Inc.	7,901	123,177
	Western Asset Inflation Management Fund, Inc.	5,500	86,350
	First Trust/Aberdeen Global Opportunity Income Fund	3,000	42,000

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Nuveen Floating Rate Income Fund	21,383	$178,976
	Nuveen Floating Rate Income Opportunity Fund	8,894	74,265
	Van Kampen Bond Fund	3,000	53,070
	Van Kampen Senior Income Trust	1,083	3,888
	Western Asset Worldwide Income Fund, Inc.	8,000	88,960
	Eaton Vance Floating-Rate Income Trust	5,833	70,113
	Fort Dearborn Income Securities, Inc.	5,080	71,882

			3,537,372

	Total Exchange Traded/Closed-End Funds
	(Cost $22,034,626)		24,901,772

2.58%	PREFERRED STOCKS
2.50%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (c)	9,029	68,620
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (c)	8,265	73,972
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	5,161	118,187
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (c)	4,464	114,502
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	4,035	75,454
	Countrywide Capital IV, 6.750%, Callable 09/28/2009 @ $25	1,485	27,250
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	10,774	197,380
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (c)	8,120	206,898
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	5,585	112,258
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013 @ $25 (c)	4,297	112,667
	U.S. Bancorp, 7.875%, Series D, Callable 04/15/2013 @ $25	2,411	63,650
	Wells Fargo Capital Trust IV, 7.000%, Callable 09/28/2009 @ $25	7,600	187,416

			1,358,254

0.08%	U.S. Government & Agency
	Fannie Mae:
	0.000%, Series G, Callable 09/30/2010 @ $50 (c)	5,470	9,846
	0.000%, Series S, Callable 12/31/2010 @ $25 (c)	6,680	12,425
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	10,295	10,295
	5.700%, Series R, Callable 09/28/2009 @ $50	6,730	11,845

			44,411

	Total Preferred Stocks
	(Cost $1,032,855)		1,402,665

		Contracts

0.59%	PURCHASED OPTIONS
	CBOE SPX Volatility Index	214	35,310
	iShares MSCI Emerging Market, Inc.:
	08/22/2009, Put @ $34	300	18,600
	08/22/2009, Put @ $35	300	27,900
	Powershares QQQ:
	08/22/2009, Put @ $37	300	6,600
	08/22/2009, Put @ $38	300	12,300
	SPDR Trust Series 1:
	08/22/2009, Put @ $90	548	14,796
	08/22/2009, Put @ $91	548	16,988
	08/22/2009, Put @ $92	848	37,312
	08/22/2009, Put @ $93	300	17,400
	08/22/2009, Put @ $94	452	33,448
	08/22/2009, Put @ $96	454	54,480
	08/22/2009, Put @ $97	303	46,965

	Total Purchased Options
	(Cost $807,410)		322,099

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

% of
Net Assets	Description	Shares	Value

2.60%	SHORT-TERM INVESTMENT
	Dreyfus Tax Exempt Cash Management Fund, 0.25%	1,414,067	$1,414,067

	Total Short-Term Investment
	(Cost $1,414,067)		1,414,067

117.15%	Total Investments
	(Cost $60,840,913)		63,713,575

(17.15)%	Net other assets (liabilities)		(9,325,442)

100.00%	NET ASSETS		$54,388,133

(a)	Non-income producing securities.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At July 31, 2009, these securities amounted to $155,741 or 0.3% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	All or a portion of the security is pledged as collateral for securities sold short.
(e)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(f)	Default Resolution.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
COP	Certificate of Participation
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
MBIA	Insured by Municipal Bond Insurance Organization Association
RADIAN	Insured by Radian Asset Assurance, Inc.
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

	At July 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$4,326,185
	Unrealized Depreciation		(1,453,523)

	Net Unrealized Appreciation		$2,872,662

% of
Net Assets	Description	Shares	Value

3.41%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	SPDR Barclays Capital High Yield Bond ETF	50,000	$1,854,000

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $1,689,772)		1,854,000

		Principal

18.54%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.625%, 05/31/2010	$9,900,000	10,082,150

	Total U.S. Treasury Securities Sold Short
	(Proceeds $9,879,956)		$10,082,150

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2009

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

FOREIGN CURRENCY
TO BUY:
Australia Dollar	206,971	$173,002	08/07/2009	$5,977
Canadian Dollar	337,320	313,137	08/21/2009	19,048
Japanese Yen	9,811,780	103,698	08/07/2009	698
New Zealand Dollar	25,691	17,004	08/07/2009	510
United Kingdom Pound	334,164	558,195	08/07/2009	6,491

				32,724

TO SELL:
British Sterling Pound	108,755	181,667	08/07/2009	(2,667)
Japanese Yen	48,794,885	515,700	08/07/2009	(4,932)
New Zealand Dollar	174,552	115,527	08/07/2009	(1,527)

				(9,126)

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$23,598

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)
FUTURES CONTRACTS PURCHASED
Dollar Index, expires 09/14/2009		22	$1,725,900	$(42,728)

				(42,728)

FUTURES CONTRACTS SOLD SHORT
Copper Future, expires 09/28/2009		4	262,350	(33,625)
E-mini Crude Oil, expires 08/19/2009		19	659,775	(48,209)
Gasoline RBOB, expires 08/31/2009		5	422,646	(24,276)
U.S. 2 Year Note, expires 09/30/2009		14	3,032,094	5,424
U.S. 5 Year Note, expires 09/30/2009		96	11,076,750	28,301
U.S. 10 Year Note, expires 09/21/2009		12	1,407,375	5,788
U.S. Long Bond, expires 09/21/2009		8	952,000	(8,142)

				(74,739)

Total				$(117,467)

		Notional	Buy/Sell	Pay/Receive	Expiration	Market	Unrealized
Underlying Instrument	Counter party	Amount	Protection	Fixed Rate	Date	Value	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	Barclays	$897,135	Sell	0.150%	08/25/2037	$(869,642)	$(205,628)

						$(869,642)	$(205,628)

See accompanying notes to schedule of investments.

YIELDQUEST FUNDS
Notes to Schedule of Investments
July 31, 2009 (Unaudited)

1. Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements - The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing the Funds’ holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service (as described above), are reflected as Level 2.

YIELDQUEST FUNDS
Notes to Schedule of Investments
July 31, 2009 (Unaudited)
(Continued)

The following is a summary of the Funds’ holdings as of July 31, 2009, as categorized under the three-tier hierarchy of inputs defined in SFAS 157:

			Level 2	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Funds	Total	Price	Input	Input

Core Equity Fund
Investments in Securities*	$5,755,986	$5,755,986	$—	$—
Other Financial Instruments**	(998,828)	(909,571)	(89,257)	—

Total	$4,757,158	$4,846,415	($89,257)	$—

Total Return Bond Fund
Rights	$228	$228	$—	$—
Corporate Bonds	22,215,509	—	22,215,509	—
Collateralized Mortgage Obligations	25,032	—	25,032	—
U.S. Government & Agency	313,729	—	313,729	—
Foreign Bonds	5,120,219	—	5,120,219	—
Municipal Bonds	5,204,272	—	5,204,272	—
Taxable Municipal Bonds	3,874,683	—	3,874,683	—
Preferred Stocks*	7,603,851	7,603,851	—	—
Exchange Traded/Closed-End Funds*	85,303,721	85,303,721	—	—
Purchased Options	710,207	710,207	—	—
Short-Term Investment	6,147,863	6,147,863	—	—
Other Financial Instruments**	(24,091,629)	(7,984,571)	(16,107,058)	—

Total	$112,427,685	$91,781,299	$20,646,386	$—

Tax-Exempt Bond Fund
Rights	$6	$6	$—	$—
Common Stocks	1,116	1,116	—	—
Corporate Bonds	155,741	—	155,741	—
Municipal Bonds	35,359,778	—	35,359,778	—
Foreign Bonds	156,331	—	156,331	—
Exchange Traded/Closed-End Funds*	24,901,772	24,901,772	—	—
Preferred Stocks*	1,402,665	1,402,665	—	—
Purchased Options	322,099	322,099	—	—
Short-Term Investment	1,414,067	1,414,067	—	—
Other Financial Instruments**	(12,235,647)	(1,971,467)	(10,264,180)	—

Total	$51,477,928	$26,070,258	$25,407,670	$—

*	See schedule of investments for industry and security type breakout.

**	Other financial instruments include securities sold short and derivative instruments (if any), such as futures, forwards and swap contracts, that are not reflected in the Schedule of Investments. Securities sold short are valued at market value; futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

YIELDQUEST FUNDS
Notes to Schedule of Investments
July 31, 2009 (Unaudited)
(Continued)

Foreign Currency Contracts - The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Futures Contracts - Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss.

Option Contracts - The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. In writing an option, a Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements.

The number of option contracts written and the premiums received during the nine months ended July 31, 2009, were as follows:

	YieldQuest
	Core Equity Fund

	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of period	—	$—
Options written during period	40	1,340
Options closed during period	(40)	(1,340)

Options outstanding, end of period	—	$—

YIELDQUEST FUNDS
Notes to Schedule of Investments
July 31, 2009 (Unaudited)
(Continued)

Swap Agreements - Each Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The value of swap agreements are equal to the Fund’s obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the position held by each party to the agreements. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund’s books and records. Each Fund may enter into credit default swaps (“CDS”), bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the notional amount of the swap agreement had been closed/sold as of the period end. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds may not perform as expected or in a manner similar to the high-yield bond markets. A Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS.

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YieldQuest Funds Trust

By (Signature and Title)*		/s/ Jay K. Chitnis
Jay K. Chitnis, President (principal executive officer)

Date	September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jay K. Chitnis
Jay K. Chitnis, President (principal executive officer)

Date	September 17, 2009

By (Signature and Title)*		/s/ David Summers
David Summers, Treasurer and Secretary (principal financial officer)

Date	September 17, 2009

*  Print the name and title of each signing officer under his or her signature.